As filed with the Securities and Exchange Commission on November 22, 2011

Securities Act File No. 33-9421

Investment Company Act File No. 811-5526

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 58	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 62
(Check appropriate box or boxes)	☒

J.P. Morgan Mutual Fund Investment Trust

(Exact Name of Registrant Specified in Charter)

270 Park Avenue

New York, New York, 10017

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 480-4111

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

With copies to:

Jon S. Rand, Esq.
Elizabeth A. Davin, Esq.	Dechert LLP
J.P. Morgan Investment Management Inc.	1095 Avenue of the Americas
1111 Polaris Parkway	New York, NY 10036
Columbus, OH 43271-0152

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on , 2011 pursuant to paragraph (b).
☐	on (date) pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 58 relates to the following fund:

JPMorgan Growth Advantage Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, J.P. Morgan Mutual Fund Investment Trust, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus and State of Ohio on the 22nd day of November, 2011.

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

By:	Patricia A. Maleski*
Patricia A. Maleski
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on November 22, 2011.

Fergus Reid, III*	Marilyn McCoy*
Fergus Reid, III	Marilyn McCoy
Trustee and Chairman	Trustee

William J. Armstrong*	William G. Morton*
William J. Armstrong	William G. Morton
Trustee	Trustee

John F. Finn*	Robert A. Oden, Jr.*
John F. Finn	Robert A. Oden, Jr.
Trustee	Trustee

Matthew Goldstein*	Frederick W. Ruebeck*
Matthew Goldstein	Frederick W. Ruebeck.
Trustee	Trustee

Robert J. Higgins*	James J. Schonbachler*
Robert J. Higgins	James J. Schonbachler
Trustee	Trustee

Frankie D. Hughes*	Leonard M. Spalding, Jr*
Frankie D. Hughes	Leonard M. Spalding, Jr.
Trustee	Trustee

Peter C. Marshall*
Peter C. Marshall
Trustee

By Joy C. Dowd*	By Patricia A. Maleski*
Joy C. Dowd	Patricia A. Maleski
Treasurer and Principal Financial Officer	President and Principal Executive Officer

*By /s/ Elizabeth A. Davin
Elizabeth A. Davin
Attorney-in-fact

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase